UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/02
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            05/14/02

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                       115

Form 13f Information Table Value Total:                14,267,702
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109   370672 23609706 SH       SOLE                 19055706           4554000
                                                            173158 11029200 SH       DEFINED 01           11029200
                                                               581    37000 SH       OTHER                   37000
Alexander & Baldwin Co.        COM              014482103    11028   399403 SH       SOLE                   172469            308900
                                                              2263    81966 SH       OTHER
Alleghany Corp                 COM              017175100   100231   534567 SH       SOLE                   432444            102123
                                                             71929   383622 SH       DEFINED 01             383622
Allied Waste Industries, Inc.  COM              019589308     6526   502000 SH       SOLE                   502000
                                                             24508  1885200 SH       DEFINED 01            1885200
Aon Corp                       COM              037389103   119679  3419400 SH       SOLE                  2619400            800000
                                                               595    17000 SH       OTHER                   17000
Brascan Corporation            COM              10549P606    14120   647400 SH       SOLE                   647400
Brookfield Properties Corp     COM              112900105     2459   129400 SH       SOLE                    53000             76400
Catellus Development Corp      COM              149111106   153969  7827600 SH       SOLE                  6024600           1803000
                                                             66752  3393600 SH       DEFINED 01            3393600
                                                              7361   374232 SH       OTHER                   40332            333900
Checkpoint Systems, Inc.       COM              162825103     2203   138100 SH       DEFINED 01             138100
Cousins Properties             COM              222795106      469    18000 SH       SOLE                    18000
Deltic Timber Corp             COM              247850100     4577   151300 SH       SOLE                    71300             80000
                                                             45224  1495000 SH       DEFINED 01            1495000
                                                              9831   325000 SH       OTHER                                    325000
FedEx Corp.                    COM              31428X106   710734 12232947 SH       SOLE                  9964347           2268600
                                                            326231  5615000 SH       DEFINED 01            5615000
                                                              1387    23866 SH       OTHER                   23866
Fiat SPA ADR                   COM              315621888   107511  7635750 SH       SOLE                  7214750            421000
First Tenn Natl                COM              337162101      841    24000 SH       SOLE                    24000
Fleming Cos                    COM              339130106    30731  1371900 SH       SOLE                   694900            677000
                                                            143786  6419000 SH       DEFINED 01            6419000
Forest City Enterprises, Inc.  COM              345550107    99499  2618400 SH       SOLE                  1641000            977400
                                                             86324  2271675 SH       DEFINED 01            2271675
                                                             15569   409700 SH       OTHER                                    409700
Forest City Enterprises, Inc.  COM              345550305      224     5850 SH       OTHER                                      5850
General Motors                 COM              370442105   591473  9784500 SH       SOLE                  7870900           1913600
                                                            302250  5000000 SH       DEFINED 01            5000000
                                                               887    14666 SH       OTHER                   14666
General Motors Class H         COM              370442832   506899 30814500 SH       SOLE                 25509500           5305000
                                                            242368 14733600 SH       DEFINED 01           14733600
                                                               850    51666 SH       OTHER                   51666
Genlyte Group, Inc.            COM              372302109    90426  2407500 SH       DEFINED 01            2407500
GrafTech International Ltd.    COM              90262K109    50596  3563082 SH       SOLE                  2906182            656900
                                                             63190  4450000 SH       DEFINED 01            4450000
Hilton Hotels Corp             COM              432848109   543338 37995674 SH       SOLE                 30259679           7735995
                                                            322303 22538653 SH       DEFINED 01           22538653
                                                             12451   870666 SH       OTHER                   70666            800000
Hollinger International, Inc.  COM              435569108    87855  6701400 SH       SOLE                  4645400           2056000
                                                            141654 10805000 SH       DEFINED 01           10805000
Host Marriott Corporation      COM              44107P104   329174 27545947 SH       SOLE                 22691793           4854154
                                                            181715 15206250 SH       DEFINED 01           15206250
                                                             11124   930900 SH       OTHER                   55798            875102
IHOP Corp.                     COM              449623107    12068   358000 SH       SOLE                   208000            150000
                                                            100392  2978100 SH       DEFINED 01            2978100
                                                             17698   525000 SH       OTHER                                    525000
Knight Ridder                  COM              499040103   364320  5303825 SH       SOLE                  4265125           1038700
                                                            204236  2973300 SH       DEFINED 01            2973300
                                                              1536    22366 SH       OTHER                   22366
Koninklijke Philips Electronic COM              500472303    14835   490900 SH       SOLE                   490900
                                                             25454   842300 SH       DEFINED 01             842300
Macerich Company               COM              554382101    49401  1638500 SH       DEFINED 01            1638500
                                                              7628   253000 SH       OTHER                                    253000
Marriott International Class A COM              571903202   523906 11655300 SH       SOLE                  9659000           1996300
                                                            302172  6722400 SH       DEFINED 01            6722400
                                                             14429   321000 SH       OTHER                   21000            300000
Neiman Marcus Group Class B    COM              640204301    17240   526400 SH       SOLE                   526400
                                                             76429  2333700 SH       DEFINED 01            2333700
Neiman-Marcus Group            COM              640204202    41436  1202800 SH       SOLE                  1000800            202000
                                                             12884   374000 SH       DEFINED 01             374000
News Corp Ltd                  COM              652487703    12430   438000 SH       DEFINED 01             438000
PepsiAmericas. Inc.            COM              71343P200    33241  2305200 SH       SOLE                  2050200            255000
                                                             47302  3280300 SH       DEFINED 01            3280300
Pioneer Natural Resources Co.  COM              723787107   324928 14577307 SH       SOLE                 11019150           3558157
                                                            249671 11201032 SH       DEFINED 01           11201032
                                                               758    34000 SH       OTHER                   34000
Plum Creek Timber Co., Inc.    COM              729251108   300656 10119680 SH       SOLE                  8618790           1500890
                                                            186350  6272300 SH       DEFINED 01            6272300
                                                               743    25000 SH       OTHER                   25000
RLI Corp                       COM              749607107     5728   110800 SH       SOLE                   110800
Ralcorp Holdings Inc.          COM              751028101     9577   352100 SH       SOLE                   238000            114100
                                                             80838  2972000 SH       DEFINED 01            2972000
Rayonier, Inc.                 COM              754907103   108031  2027600 SH       SOLE                  1606200            421400
                                                            154512  2900000 SH       DEFINED 01            2900000
                                                              5355   100500 SH       OTHER                                    100500
Saks, Inc.                     COM              79377W108   365354 27783605 SH       SOLE                 22444605           5339000
                                                                88     6666 SH       OTHER                    6666
ServiceMaster Company          COM              81760N109   366447 26650700 SH       SOLE                 21058700           5592000
                                                               990    72000 SH       OTHER                   72000
Telephone & Data Systems, Inc. COM              879433100   330593  3746100 SH       SOLE                  3283400            462700
                                                            218419  2475000 SH       DEFINED 01            2475000
Texas Industries               COM              882491103    10679   259200 SH       SOLE                   146600            112600
                                                             94797  2300900 SH       DEFINED 01            2300900
The MONY Group, Inc.           COM              615337102    10431   258700 SH       SOLE                   258700
                                                             84253  2089600 SH       DEFINED 01            2089600
Thomas Industries              COM              884425109     6581   225000 SH       SOLE                   130000             95000
                                                             16406   560900 SH       DEFINED 01             560900
Tricon Global Restaurants, Inc COM              895953107   702615 11953300 SH       SOLE                  9920300           2033000
                                                            382658  6510000 SH       DEFINED 01            6510000
                                                              1117    19000 SH       OTHER                   19000
Trizec Hahn                    COM              896938107   278717 17606891 SH       SOLE                 14161891           3445000
                                                            200995 12697100 SH       DEFINED 01           12697100
                                                              9544   602900 SH       OTHER                   47900            555000
U. S. Industries               COM              912080108     9753  2566500 SH       SOLE                  2238500            328000
                                                             30932  8140000 SH       DEFINED 01            8140000
USG Corporation                COM              903293405    13654  1950600 SH       SOLE                  1115600            835000
                                                             19601  2800100 SH       DEFINED 01            2800100
Walt Disney Company            COM              254687106   370506 16053100 SH       SOLE                 13863700           2189400
                                                            224338  9720000 SH       DEFINED 01            9720000
                                                               162     7000 SH       OTHER                    7000
Waste Management, Inc.         COM              94106L109   548689 20135393 SH       SOLE                 16116593           4018800
                                                            271413  9960100 SH       DEFINED 01            9960100
                                                               985    36132 SH       OTHER                   36132
News Corp. Ltd                 COM              652487703    36187  5168000 SH       DEFINED 01            5168000
Brascan Corporation            COM              10549P606     4050   190000 SH       SOLE                                     190000
                                                             91344  4285000 SH       DEFINED 01            4285000
Fiat                           COM              315621888     8961   644000 SH       SOLE                                     644000
                                                             44337  3186400 SH       DEFINED 01            3186400
Koninklijke Philips Electronic COM              500472303    16404   537700 SH       DEFINED 01             537700